Leases	12 Months Ended
Dec. 31, 2025
Lease liabilities [Abstract]
Leases [Text Block]
9)	Leases

	Year ended
	December 31, 2025	December 31, 2024
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 24)	$2	$37
Variable lease payments not included in the measurement of lease liabilities	$38,825	$28,937
Expenses relating to short-term leases	$500	$1,045

Recognized in the consolidated statements of cash flows:
Operating activities	$27,508	$24,421
Financing activities	-	600
Total cash outflow for leases	$27,508	$25,021

The Company's contract with its mining contractor was assessed to contain a lease. The current was signed in March 2026. The contractual payments are expected to be variable. The variable lease payments are recognized in operating costs (note 24) in the consolidated statements of income (loss) and comprehensive income (loss).

At December 31, 2025 and December 31, 2024, the Company had no right-of-use asset or lease liability.